Stock Option Plans (Details) - Schedule of estimate the value of options granted		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 08, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Forfeiture rate			26.20%
Volatility	25.00%	25.00%	62.00%	55.60%	45.00%
Expected term (years)	5 years 7 months 6 days	5 years 6 months	5 years 3 months 29 days	5 years 4 months 24 days
Risk-free interest rate	0.34%	0.33%	0.53%	0.45%
Expected dividends
Minimum [Member]
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Forfeiture rate				19.62%	15.77%
Volatility				47.00%
Expected term (years)				4 years 11 months 12 days	6 years 7 days
Risk-free interest rate				0.26%	1.39%
Maximum [Member]
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Forfeiture rate				25.76%	19.76%
Volatility				62.00%
Expected term (years)				7 years	6 years 29 days
Risk-free interest rate				1.73%	2.49%